ACCOUNTS RECEIVABLE	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
ACCOUNTS RECEIVABLE

4. ACCOUNTS RECEIVABLE

The Company’s accounts receivable consists of the following:

	September 30, 2023	December 31, 2022
	$	$
Trade receivables	455,954	748,097
GST receivable	5,193	22,276
	461,147	770,373